Note Payable	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Debt Disclosure [Abstract]
Note Payable

NOTE 6 – Note Payable

On May 24, 2024, the Company issued an unsecured promissory note for $100,000 to an investor upon receipt of proceeds. The note bears an annual interest rate of 7.5% and will mature and be due and payable on the earlier date of the completion of a public financing or October 31, 2024, unless extended by the written consent of the investor. The note can be prepaid at any time by the Company without penalty.

NOTE 11 - Convertible Notes

Between March 13, 2023 and June 9, 2023, the Company issued $650,000 in convertible notes upon the receipt of proceeds from several investors. The notes had an interest at a rate of 8% per annum and were convertible into shares and warrants in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”) at a conversion price of $3.00 per common share, subject to certain adjustments.

Between July 27, 2022 and February 21, 2023, the Company issued a total principal amount of $3,012,000 in convertible notes upon the receipt of proceeds from several investors. The notes had an interest at a rate of 8% per annum and were convertible into shares and warrants in a new public company upon the completion of a merger with a Special Purpose Acquisition Corporation (“SPAC”) at a conversion price of $3.00 per common share, subject to certain adjustments.

On December 29, 2023, in connection with, and contingent upon the acquisition of NextTrip Holdings, Inc. by Sigma Additive Solutions, Inc. (the “Sigma Transaction”), each investor in a convertible note entered into a Debt Assignment and Conversion Agreement (the Agreement”) with NextTrip Group, LLC (“Group”) and NextTrip Holdings, Inc. (“NextTrip”) whereby the notes and the debt represented thereon were assigned from NextTrip to Group and converted into common units of Group with the equivalent value on the terms and conditions as set forth in the Agreements. In exchange for entering into the Agreements, each investor received the right to receive a number of Restricted Sigma Shares, including both Closing Shares and Contingent Shares, to be distributed by the Company to the investor following the consummation of the Sigma Transaction. The shares are issuable at a price of $3.00, and include both principal and accrued interest thereon.

The Sigma Transaction was closed on December 29, 2023, and as a result, the Company issued to investors 52,818 Closing Shares, and the right to receive 1,978,598 Contingent Shares, if issued.

During the years ended February 29, 2024, and February 28, 2023, the Company recorded interest expense of $234,213 and $72,347 respectively, related to the notes.